Note 20 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest Finance Costs [Text Block]
20. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of operations are as follows:

	For the year ended December 31,
	2021	2022	2023
Interest expense	$72,261	$107,205	$152,123
Interest capitalized	(465)	-	-
Derivatives’ effect	6,417	(483)	(22,876)
Amortization and write-off of financing costs	6,520	10,255	8,125
Amortization of excluded component related to cash flow hedges	-	1,286	4,354
Bank charges and other financing costs	1,314	3,970	2,703
Total	$86,047	$122,233	$144,429